Organization and principal activities - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) agreement	Dec. 31, 2024 USD ($) agreement	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Organization and principal activities
Total assets	¥ 103,440		¥ 113,197		$ 14,172
LIABILITIES
Total liabilities	498,559		493,076		$ 68,303
Total net revenues	35,142	$ 4,815	52,717	¥ 74,568
Net loss	(15,454)	(2,117)	(78,762)	(190,183)
Net cash provided by/(used in) operating activities	(14,899)	(2,042)	8,611	(10,518)
Net cash (used in)/ provided by investing activities	(84)	(11)	35,272	86,690
Net cash used in financing activities	¥ 1,825	$ 250	(257,378)	(57,892)
Contractual arrangement that could require the relevant PRC subsidiaries | agreement	0	0
Consolidated VIEs
Organization and principal activities
Total assets	¥ 91,423		109,966
LIABILITIES
Total liabilities	348,240		344,185
Total net revenues	30,847		39,961	51,536
Net loss	(3,910)		(13,469)	(74,607)
Net cash provided by/(used in) operating activities	(2,391)		24,659	39,132
Net cash (used in)/ provided by investing activities	(19,233)		¥ 36,004	(15,446)
Net cash used in financing activities				¥ (30)
Assets of the VIEs and VIEs' subsidiaries that are collateral	¥ 0